Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)		₨ 1,694,645.4		₨ 1,760,859.1	$ 23,169.9
Available-for-sale Securities, Gross Unrealized Loss		22,895.4
Net allowance for credit losses		2,915.1	$ 39.9
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements		3,524,275.8		2,876,996.4	48,185.3
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)		1,694,645.4		1,760,859.1	$ 23,169.9
Other than temporary impairment losses on available for sale securities				₨ 9,109.0
Available-for-Sale Debt Securities | Accounting Guidance
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses		0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses		₨ 0.0
Average credit rating		AAA	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses		₨ 0.0
Average credit rating		AAA	AAA